Financial Risk Management, Objectives and Policies (Details) - Schedule of Changes in liabilities arising from financing activities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Hedge finance cost payable [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of Changes in liabilities arising from financing activities [Line Items]
Beginning balance	S/ 6,381	S/ 5,922
Distribution of dividends
Finance cost on cross currency swaps	15,046	16,144
Cash inflow
Cash outflow	(15,214)	(15,685)
Movement of foreign currency
Amortization of costs of issuance of senior notes
Others	6,213	6,381
Dividends payable [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of Changes in liabilities arising from financing activities [Line Items]
Beginning balance	7,686	52,523
Distribution of dividends	338,204	98,465
Finance cost on cross currency swaps
Cash inflow	481	321
Cash outflow	(336,821)	(143,623)
Movement of foreign currency
Amortization of costs of issuance of senior notes
Others	9,550	7,686
Interest-bearing loans [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of Changes in liabilities arising from financing activities [Line Items]
Beginning balance	1,268,584	1,101,904
Distribution of dividends
Finance cost on cross currency swaps
Cash inflow	220,000	862,191
Cash outflow		(745,384)
Movement of foreign currency	55,955	49,056
Amortization of costs of issuance of senior notes	816	817
Others	S/ 1,545,355	S/ 1,268,584